SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Receivables from joint interest owners	$ 106
Minimum
Estimated useful lives of the assets	3 years
Maximum
Estimated useful lives of the assets	10 years